Material accounting policies (Details) € / shares in Units, $ / shares in Units, $ in Millions										12 Months Ended
	Oct. 09, 2024 USD ($) shares	Jul. 03, 2024 EUR (€)	Jun. 03, 2024 EUR (€) shares	Jun. 03, 2024 $ / shares shares	May 28, 2024 EUR (€) € / shares shares	May 28, 2024 $ / shares shares	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 29, 2023 EUR (€)	Mar. 23, 2023 USD ($) $ / shares	Dec. 31, 2024 EUR (€) Y segment derivative shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Jul. 26, 2024 EUR (€)
Significant accounting policies
Accrued expenses reclassified										€ 1,900,000	€ 1,900,000
Number of embedded derivatives | derivative										3
Right-of-use assets subject to impairment										€ 0	0	€ 0
Low value lease recognition										€ 5,000
Period volume discount in months | Y										12
Fixed repayment part research phase										30.00%
Number of shares issued | shares	3,000,000		300,000	300,000	5,374,755	5,374,755
Aggregate capital increase	$ 24.6		€ 2,600,000		€ 45,900,000
Registered capital amounts										€ 6,430,000	€ 4,926,000
Number of shares (share capital) | shares										37,427,265	28,673,985	25,846,279
USD
Significant accounting policies
Number of shares issued | shares			300,000	300,000	3,378,568	3,378,568
Share price | $ / shares				$ 9.25		$ 9.25
EUR
Significant accounting policies
Number of shares issued | shares					1,996,187	1,996,187
Share price | € / shares					€ 8.54
Loan facility agreement with the European Investment Bank (EIB).
Significant accounting policies
Notional amount		€ 37,500,000
Loan facility agreement with the European Investment Bank (EIB). | Tranche A
Significant accounting policies
Borrowings													€ 10,000,000
Borrowings annual cash interest rate		5.00%
Borrowings capitalized interest rate		5.00%
Notional amount		€ 10,000,000
Loan facility agreement with the European Investment Bank (EIB). | Tranche B
Significant accounting policies
Notional amount		13,750,000
Loan facility agreement with the European Investment Bank (EIB). | Tranche C
Significant accounting policies
Notional amount		€ 13,750,000
Ordinary shares
Significant accounting policies
Aggregate capital increase										€ 1,491,000	€ 484,000	€ 7,000
Reportable segments [member]
Significant accounting policies
Segments Reportable | segment										1
Minimum
Significant accounting policies
Variable Repayment Part Research Phase										0.224%
Maximum
Significant accounting policies
Variable Repayment Part Research Phase										0.45%
Genio System.
Significant accounting policies
Useful life measured as period of time, intangible assets other than goodwill										14 years
IT equipment
Significant accounting policies
Useful life measured as period of time, property, plant and equipment										3 years
Furniture and office equipment | Minimum
Significant accounting policies
Useful life measured as period of time, property, plant and equipment										5 years
Furniture and office equipment | Maximum
Significant accounting policies
Useful life measured as period of time, property, plant and equipment										15 years
Laboratory equipment
Significant accounting policies
Useful life measured as period of time, property, plant and equipment										15 years
Leasehold improvement
Significant accounting policies
Useful life measured as period of time, property, plant and equipment										10 years
Private Placements
Significant accounting policies
Number of shares issued | shares							2,047,544
Gross proceeds							€ 13,350,000		$ 15.0
Share price | (per share)							€ 6.52		$ 7.1
ATM Program
Significant accounting policies
Maximum aggregate offering price	50.0							€ 50,000,000
Gross proceeds	$ 27.0							€ 2,800,000